Note 15 - Earnings (Loss) Per Share (Details) - Summary of Basic and Diluted Earnings Per Share	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Summary of Basic and Diluted Earnings Per Share [Abstract]
Net income (loss) (in Dollars and Yuan Renminbi)	¥ 7,535,933	$ 1,163,350	¥ 7,387,156	¥ (7,451,510)
Basic weighted average ordinary shares outstanding	4,842,727	4,842,727	4,173,014	4,224,676
Effect of dilutive securities:
Stock options and non-vested restricted shares	45,296	45,296	135,502
Diluted weighted average ordinary shares outstanding	4,888,023	4,888,023	4,308,516	4,224,676
Basic earnings (loss) per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.56	$ 0.24	¥ 1.77	¥ (1.76)
Diluted earnings (loss) per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.54	$ 0.24	¥ 1.71	¥ (1.76)